GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

11.	GENERAL AND ADMINISTRATIVE EXPENSES

	2024	2023	2022
	$	$	$
Bank service charges	10,347	6,008	5,421
Filing and registration fees	55,040	61,569	40,563
Insurance	90,633	92,812	60,251
Office maintenance	43,089	44,545	31,888
Payroll	76,970	70,495	34,813
Regulatory fees	1,131	7,373	5,238
Rent	27,100	18,000	16,800
Travel	95,338	35,317	55,170
Warranty expense	9,750	3,250	-
	409,398	339,369	250,144